UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)(Zip code)

(304) 234-9000

(Registrant’s telephone number)

JoEllen L. Legg, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: January 1 – June 30, 2013

Item 1. Reports to Stockholders.

June 30, 2013 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2013 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2013, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	92.0%

EXCHANGE TRADED FUNDS (ETFs)	4.2%

CASH EQUIVALENTS(2)	3.8%

OTHER ASSETS AND LIABILITIES - NET(3)	0.0	%(5)

TOTAL PORTFOLIO	100.0%

At June 30, 2013, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	30.0%

Information Technology	17.8%

Health Care	13.3%

Financials	9.1%

Consumer Discretionary	7.6%

Energy	6.3%

Exchange Traded Funds	4.2%

Utilities	3.0%

Consumer Staples	2.5%

Materials	2.4%

Equity Portfolio Sub-Total	96.2%

Short-Term Investments	3.8%

Other Assets and Liabilities - Net(3)	0.0%(5)

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.
(5)	Amount represents less than 0.05% of net assets.

Semi-Annual Report | June 30, 2013	1

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.0%
CONSUMER DISCRETIONARY-7.6%
	Apparel Retail-4.2%
65,000	Chico’s FAS, Inc.	$1,108,900
60,000	Foot Locker, Inc.	2,107,800

		3,216,700

	Automotive Retail-0.9%
12,700	Lithia Motors, Inc., Class A	677,037

	Housewares & Specialties-2.2%
37,500	Jarden Corp.(1)	1,640,625

	Restaurants-0.3%
2,300	Buffalo Wild Wings, Inc.(1)	225,768

TOTAL CONSUMER DISCRETIONARY		5,760,130

CONSUMER STAPLES-2.5%
	Brewers-1.8%
8,000	The Boston Beer Co., Inc., Class A(1)	1,365,120

	Packaged Foods & Meats-0.7%
34,000	WhiteWave Foods Co., Class A(1)	552,500

TOTAL CONSUMER STAPLES		1,917,620

ENERGY-6.3%
	Oil & Gas Drilling-0.5%
6,900	Atwood Oceanics, Inc.(1)	359,145

	Oil & Gas Equipment & Services-0.8%
43,000	Key Energy Services, Inc.(1)	255,850
14,100	Superior Energy Services, Inc.(1)	365,754

		621,604

	Oil & Gas Exploration & Production-3.9%
54,000	Carrizo Oil & Gas, Inc.(1)	1,529,820
10,000	Newfield Exploration Co.(1)	238,900
12,000	Rosetta Resources, Inc.(1)	510,240
7,500	SM Energy Co.	449,850
5,000	Whiting Petroleum Corp.(1)	230,450

		2,959,260

	Oil & Gas Refining & Marketing-1.1%
16,500	Tesoro Corp.	863,280

TOTAL ENERGY		4,803,289

FINANCIALS-9.1%
	Asset Management & Custody Banks-1.7%
15,000	Cohen & Steers, Inc.	509,700
66,000	WisdomTree Investments, Inc.(1)	763,620

		1,273,320

Shares/Principal Amount		Value
	Consumer Finance-0.3%
1,600	Portfolio Recovery Associates, Inc.(1)	$245,808

	Investment Banking & Brokerage-2.1%
45,000	Stifel Financial Corp.(1)	1,605,150

	Property & Casualty Insurance-1.4%
6,500	Allied World Assurance Co. Holdings AG	594,815
20,000	First American Financial Corp.	440,800

		1,035,615

	Regional Banks-3.6%
20,000	Banner Corp.	675,800
105,000	Cardinal Financial Corp.	1,537,200
10,000	UMB Financial Corp.	556,700

		2,769,700

TOTAL FINANCIALS		6,929,593

HEALTH CARE-13.3%
	Biotechnology-4.2%
30,000	Achillion Pharmaceuticals, Inc.(1)	245,400
50,000	Astex Pharmaceuticals(1)	205,500
35,000	Cubist Pharmaceuticals, Inc.(1)	1,690,500
25,000	Myriad Genetics, Inc.(1)	671,750
40,000	Rigel Pharmaceuticals, Inc.(1)	133,600
30,000	Trius Therapeutics, Inc.(1)	243,600

		3,190,350

	Health Care Equipment-4.2%
25,000	Analogic Corp.	1,820,750
35,000	Insulet Corp.(1)	1,099,350
15,000	SurModics, Inc.(1)	300,150

		3,220,250

	Health Care Services-2.0%
20,000	Covance, Inc.(1)	1,522,800

	Health Care Supplies-2.5%
11,000	Align Technology, Inc.(1)	407,440
20,000	Neogen Corp.(1)	1,111,200
25,000	Rochester Medical Corp.(1)	368,250

		1,886,890

	Pharmaceuticals-0.4%
5,000	Salix Pharmaceuticals, Ltd.(1)	330,750

TOTAL HEALTH CARE		10,151,040

INDUSTRIALS-30.0%
	Aerospace & Defense-7.9%
75,000	Hexcel Corp.(1)	2,553,750
67,000	Moog, Inc., Class A(1)	3,452,510

		6,006,260

	Airlines-2.8%
20,000	Allegiant Travel Co.	2,119,800

2	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value

	Building Products-4.7%
30,000	AAON, Inc.	$992,400
27,000	Lennox International, Inc.	1,742,580
45,000	Masco Corp.	877,050

		3,612,030
	Construction & Engineering-8.1%
55,200	Chicago Bridge & Iron Co., N.V.	3,293,232
10,000	MasTec, Inc.(1)	329,000
97,000	Quanta Services, Inc.(1)	2,566,620

		6,188,852
	Electronics-2.3%
23,200	OSI Systems, Inc.(1)	1,494,544
15,000	Zygo Corp.(1)	237,150

		1,731,694
	Industrial Machinery-0.5%
4,000	Chart Industries, Inc.(1)	376,360

	Miscellaneous Manufacturing-0.9%
20,000	Actuant Corp., Class A	659,400

	Trading Companies & Distributors-1.6%
25,000	United Rentals, Inc.(1)	1,247,750

	Trucking-1.2%
15,000	Ryder System, Inc.	911,850

TOTAL INDUSTRIALS		22,853,996

INFORMATION TECHNOLOGY-17.8%
	Application Software-2.4%
30,000	Bottomline Technologies de, Inc.(1)	758,700
3,000	Concur Technologies, Inc.(1)	244,140
35,000	Netscout Systems, Inc.(1)	816,900

		1,819,740
	Computer Hardware-0.9%
21,500	NCR Corp.(1)	709,285

	Data Processing & Outsourced Services-2.3%
22,000	Heartland Payment Systems, Inc.	819,500
15,000	Syntel, Inc.	943,050

		1,762,550
	Electronic Manufacturing Services-0.8%
30,000	Benchmark Electronics, Inc.(1)	603,000

	Internet Software & Services-3.0%
20,000	Blucora, Inc.(1)	370,800
10,000	j2 Global, Inc.	425,100
25,000	Trulia, Inc.(1)	777,250
27,000	ValueClick, Inc.(1)	666,360

		2,239,510

Shares/Principal Amount		Value
	Semiconductor Equipment-3.3%
75,000	Teradyne, Inc.(1)	$1,317,750
33,000	Ultratech, Inc.(1)	1,211,760

		2,529,510
	Semiconductors-2.8%
15,000	Cree, Inc.(1)	957,900
4,800	First Solar, Inc.(1)	214,704
135,000	LSI Corp.(1)	963,900

		2,136,504
	Systems Software-2.3%
30,000	MICROS Systems, Inc.(1)	1,294,500
30,000	Qualys, Inc.(1)	483,600

		1,778,100

TOTAL INFORMATION TECHNOLOGY		13,578,199

MATERIALS-2.4%
	Commodity Chemicals-0.3%
6,500	Axiall Corp.	276,770

	Diversified Metals & Mining-0.5%
17,000	US Silica Holdings, Inc.	353,260

	Forest Products-1.6%
81,500	Louisiana-Pacific Corp.(1)	1,205,385

TOTAL MATERIALS		1,835,415

UTILITIES-3.0%
	Electric Utilities-3.0%
25,000	ITC Holdings Corp.	2,282,500

TOTAL UTILITIES		2,282,500

TOTAL COMMON STOCKS

(Cost $49,953,460)		70,111,782

EXCHANGE TRADED FUNDS-4.2%
15,000	iShares® Russell 2000® Growth Index ETF	1,672,650
15,500	iShares® Russell 2000® Index ETF	1,505,980

TOTAL EXCHANGE TRADED FUNDS

(Cost $2,831,584)		3,178,630

SHORT TERM INVESTMENTS-3.8%
	Mutual Funds-3.8%
2,937,082	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,937,082

Semi-Annual Report | June 30, 2013	3

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS

(Cost $ 2,937,082)	$2,937,082

TOTAL INVESTMENTS-100.0%
(Cost $ 55,722,126)	76,227,494
OTHER ASSETS AND LIABILITIES- NET(2) -(0.0)%(3)	(15,531)

NET ASSETS-100.0%	$76,211,963

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note :	The categories of investments are shown as a percentage of net assets at June 30, 2013.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2013 (Unaudited)	WesMark Growth Fund

At June 30, 2013, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	94.5%

CASH EQUIVALENTS(2)	5.4%

OTHER ASSETS AND LIABILITIES - NET(3)	0.1%

TOTAL PORTFOLIO	100.0%

At June 30, 2013, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	20.0%

Financials	18.1%

Information Technology	16.8%

Health Care	13.2%

Consumer Staples	9.2%

Consumer Discretionary	9.0%

Energy	6.4%

Materials	1.8%

Equity Portfolio Sub-Total	94.5%

Short-Term Investments	5.4%

Other Assets and Liabilities	0.1%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2013	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.5%
CONSUMER DISCRETIONARY-9.0%
	Apparel Retail-1.2%
50,000	The Gap, Inc.	$2,086,500
33,000	TJX Cos., Inc.	1,651,980

		3,738,480

	Auto Parts & Equipment-1.7%
100,000	Delphi Automotive PLC	5,069,000

	Automobile Manufacturers-0.8%
150,000	Ford Motor Co.	2,320,500

	Automotive Retail-0.1%
8,333	CST Brands, Inc.(1)	256,740

	Broadcasting-1.6%
100,000	CBS Corp., Class B	4,887,000

	Cable & Satellite-0.3%
25,000	Comcast Corp., Class A	1,047,000

	Department Stores-1.6%
100,000	Macy’s, Inc.	4,800,000

	Movies & Entertainment-1.7%
80,000	The Walt Disney Co.	5,052,000

TOTAL CONSUMER DISCRETIONARY		27,170,720

CONSUMER STAPLES-9.2%
	Distillers & Vintners-1.9%
50,000	Diageo PLC, ADR	5,747,500

	Drugs Retail-2.4%
125,000	CVS Caremark Corp.	7,147,500

	Food Retail-2.0%
100,000	Mondelez International, Inc., Class A	2,853,000
62,000	Whole Foods Market, Inc.	3,191,760

		6,044,760

	Packaged Foods & Meats-0.8%
50,000	General Mills, Inc.	2,426,500

	Soft Drinks-2.1%
160,000	The Coca-Cola Co.	6,417,600

TOTAL CONSUMER STAPLES		27,783,860

ENERGY-6.4%
	Integrated Oil & Gas-0.5%
13,000	Chevron Corp.	1,538,420

Shares/Principal Amount		Value

	Oil & Gas Drilling-0.5%
25,000	Ensco PLC, Class A	$1,453,000

	Oil & Gas Equipment & Services-0.5%
21,000	National Oilwell Varco, Inc.	1,446,900

	Oil & Gas Exploration & Production-4.0%
100,000	Carrizo Oil & Gas, Inc.(1)	2,833,000
15,000	Cimarex Energy Co.	974,850
16,000	ConocoPhillips	968,000
17,500	Continental Resources, Inc.(1)	1,506,050
20,000	Pioneer Natural Resources Co.	2,895,000
80,000	Southwestern Energy Co.(1)	2,922,400

		12,099,300

	Oil & Gas Refining & Marketing-0.9%
75,000	Valero Energy Corp.	2,607,750

TOTAL ENERGY		19,145,370

FINANCIALS-18.1%
	Asset Management & Custody Banks-2.8%
265,000	Invesco, Ltd.	8,427,000

	Consumer Finance-2.7%
110,000	American Express Co.	8,223,600

	Diversified Banks-3.7%
30,000	The Toronto-Dominion Bank	2,411,100
210,000	Wells Fargo & Co.	8,666,700

		11,077,800

	Investment Banking & Brokerage-1.6%
200,000	Morgan Stanley	4,886,000

	Property & Casualty Insurance-2.2%
75,000	ACE, Ltd.	6,711,000

	Regional Banks-3.5%
150,000	BB&T Corp.	5,082,000
300,000	Fifth Third Bancorp	5,415,000

		10,497,000

	Specialized REITS-1.6%
100,000	Plum Creek Timber Co., Inc.	4,667,000

TOTAL FINANCIALS		54,489,400

HEALTH CARE-13.2%
	Biotechnology-2.6%
35,000	Amgen, Inc.	3,453,100
30,000	Celgene Corp.(1)	3,507,300
14,000	Gilead Sciences, Inc.(1)	716,940

		7,677,340

6	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
	Health Care Equipment-1.4%
25,000	Baxter International, Inc.	$1,731,750
40,000	Covidien PLC	2,513,600

		4,245,350

	Managed Health Care-1.3%
60,000	UnitedHealth Group, Inc.	3,928,800

	Pharmaceuticals-7.9%
100,000	Abbott Laboratories	3,488,000
65,000	Allergan, Inc.	5,475,600
100,000	Johnson & Johnson	8,586,000
135,000	Merck & Co., Inc.	6,270,750

		23,820,350

TOTAL HEALTH CARE		39,671,840

INDUSTRIALS-20.0%
	Aerospace & Defense-8.7%
100,000	The Boeing Co.	10,244,000
75,000	Honeywell International, Inc.	5,950,500
155,000	Moog, Inc., Class A(1)	7,987,150
9,500	Precision Castparts Corp.	2,147,095

		26,328,745

	Airlines-0.6%
150,000	Southwest Airlines Co.	1,933,500

	Construction & Engineering-2.7%
135,000	Chicago Bridge & Iron Co., N.V.	8,054,100

	Industrial Conglomerates-3.3%
425,000	General Electric Co.	9,855,750

	Railroads-2.9%
25,000	Canadian National Railway Co.	2,431,750
40,000	Union Pacific Corp.	6,171,200

		8,602,950

	Trucking-1.8%
75,000	JB Hunt Transport Services, Inc.	5,418,000

TOTAL INDUSTRIALS		60,193,045

INFORMATION TECHNOLOGY-16.8%
	Communications Equipment-2.8%
10,000	F5 Networks, Inc.(1)	688,000
125,000	QUALCOMM, Inc.	7,635,000

		8,323,000

	Computer Hardware-2.1%
16,000	Apple, Inc.	6,337,280

	Computer Storage & Peripherals-2.8%
225,000	EMC Corp.	5,314,500
50,000	SanDisk Corp.(1)	3,055,000

		8,369,500

Shares/Principal Amount		Value
	Internet Software & Services-1.7%
6,000	Google, Inc., Class A(1)	$5,282,220

	Semiconductor Equipment-0.5%
50,000	Applied Materials, Inc.	745,500
16,000	Lam Research Corp.(1)	709,440

		1,454,940

	Semiconductors-1.8%
55,000	Avago Technologies, Ltd.	2,055,900
100,000	Broadcom Corp., Class A	3,376,000

		5,431,900

	Systems Software-5.1%
200,000	Microsoft Corp.	6,906,000
275,000	Oracle Corp.	8,448,000

		15,354,000

TOTAL INFORMATION TECHNOLOGY		50,552,840

MATERIALS-1.8%
	Diversified Chemicals-0.5%
10,000	PPG Industries, Inc.	1,464,100

	Fertilizers & Agricultural Chemicals-1.3%
11,500	CF Industries Holdings, Inc.	1,972,250
21,000	Monsanto Co.	2,074,800

		4,047,050

TOTAL MATERIALS		5,511,150

TOTAL COMMON STOCKS

(Cost $221,487,114)		284,518,225

SHORT TERM INVESTMENTS-5.4%
	Mutual Funds-5.4%
16,274,580	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	16,274,580

TOTAL SHORT TERM INVESTMENTS

(Cost $16,274,580)		16,274,580

TOTAL INVESTMENTS-99.9%
(Cost $237,761,694)		300,792,805
OTHER ASSETS AND LIABILITIES-NET(2) -0.1%		241,451

NET ASSETS-100.0%		$301,034,256

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2013	7

Portfolio of Investments
WesMark Growth Fund	June 30, 2013 (Unaudited)

Note :	The categories of investments are shown as a percentage of net assets at June 30, 2013.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2013 (Unaudited)	WesMark Balanced Fund

At June 30, 2013, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	57.8%

PREFERRED STOCKS	2.0%

EXCHANGE TRADED FUNDS (ETFs)	0.5%

EQUITY PORTFOLIO SUB-TOTAL	60.3%

CORPORATE BONDS	18.3%

TAXABLE MUNICIPAL BONDS	7.1%

U.S. GOVERNMENT AGENCY SECURITIES	3.7%

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	2.5%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	1.3%

TAX EXEMPT MUNICIPAL BONDS	0.7%

FIXED INCOME PORTFOLIO SUB-TOTAL	33.6%

CASH EQUIVALENTS(2)	5.8%

OTHER ASSETS AND LIABILITIES - NET (3)	0.3%

TOTAL PORTFOLIO	100.0%

At June 30, 2013, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Information Technology	10.9%

Financials	8.7%

Energy	6.9%

Industrials	6.9%

Health Care	6.5%

Consumer Staples	5.8%

Consumer Discretionary	4.2%

Materials	3.8%

Utilities	2.1%

Preferred Stocks	2.0%

Telecommunication Services	2.0%

Exchange Traded Funds	0.5%

Equity Portfolio Sub-Total	60.3%

Corporate Bonds	18.3%

U.S. Government Agencies (Combined)	7.5%

Municipal Bonds (Taxable)	7.1%

Municipal Bonds (Tax Exempt)	0.7%

Fixed Income Portfolio Sub-Total	33.6%

Short-Term Investments	5.8%

Other Assets and Liabilities-Net(3)	0.3%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2013	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-57.8%
CONSUMER DISCRETIONARY-4.2%
	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	$418,800

	Department Stores-1.5%
24,000	Macy’s, Inc.	1,152,000

	Home Improvement Retail-0.6%
6,500	The Home Depot, Inc.	503,555

	Restaurants-1.6%
10,000	Darden Restaurants, Inc.	504,800
7,500	McDonald’s Corp.	742,500

		1,247,300

TOTAL CONSUMER DISCRETIONARY		3,321,655

CONSUMER STAPLES-5.8%
	Drugs Retail-0.7%
10,000	CVS Caremark Corp.	571,800

	Food Retail-0.2%
6,500	Mondelez International, Inc., Class A	185,445

	Packaged Foods & Meats-1.9%
10,000	General Mills, Inc.	485,300
8,000	Kraft Foods Group, Inc.	446,960
15,000	The Kroger Co.	518,100

		1,450,360
	Soft Drinks-2.2%
25,000	The Coca-Cola Co.	1,002,750
15,000	Dr Pepper Snapple Group, Inc.	688,950

		1,691,700

	Tobacco-0.8%
19,000	Altria Group, Inc.	664,810

TOTAL CONSUMER STAPLES		4,564,115

ENERGY-6.9%
	Integrated Oil & Gas-3.6%
8,000	Chevron Corp.	946,720
12,000	Exxon Mobil Corp.	1,084,200
9,000	Occidental Petroleum Corp.	803,070

		2,833,990
	Oil & Gas Drilling-1.3%
18,000	Ensco PLC, Class A	1,046,160

	Oil & Gas Equipment & Services-1.4%
5,000	National Oilwell Varco, Inc.	344,500
10,000	Oceaneering International, Inc.	722,000

		1,066,500

Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-0.6%
8,000	ConocoPhillips	$484,000

TOTAL ENERGY		5,430,650

FINANCIALS-8.7%
	Consumer Finance-0.9%
9,000	American Express Co.	672,840

	Life & Health Insurance-0.7%
8,000	Prudential Financial, Inc.	584,240

	Other Diversified Financial Services-1.0%
15,000	JPMorgan Chase & Co.	791,850

	Property & Casualty Insurance-0.7%
6,000	ACE, Ltd.	536,880

	Regional Banks-2.7%
12,000	BB&T Corp.	406,560
11,600	Commerce Bancshares, Inc.	505,296
16,000	The PNC Financial Services Group, Inc.	1,166,720

		2,078,576
	Residential REITS-1.4%
15,000	American Campus Communities, Inc.	609,900
8,000	Home Properties, Inc.	522,960

		1,132,860
	Retail REITS-0.6%
12,500	National Retail Properties, Inc.	430,000

	Specialized REITS-0.7%
12,000	Plum Creek Timber Co., Inc.	560,040

TOTAL FINANCIALS		6,787,286

HEALTH CARE-6.5%
	Health Care Distributors-1.0%
6,800	McKesson Corp.	778,600

	Healthcare Equipment-0.5%
6,000	Covidien PLC	377,040

	Pharmaceuticals-5.0%
36,500	Bristol-Myers Squibb Co.	1,631,185
13,500	Eli Lilly & Co.	663,120
7,800	Johnson & Johnson	669,708
20,000	Merck & Co., Inc.	929,000

		3,893,013

TOTAL HEALTH CARE		5,048,653

10	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
INDUSTRIALS-6.9%
	Aerospace & Defense-1.5%
7,000	The Boeing Co.	$717,080
6,000	Honeywell International, Inc.	476,040

		1,193,120
	Building Products-0.6%
22,000	Masco Corp.	428,780

	Construction & Engineering-1.2%
15,000	Chicago Bridge & Iron Co., N.V.	894,900

	Industrial Conglomerates-1.5%
8,000	Danaher Corp.	506,400
30,000	General Electric Co.	695,700

		1,202,100
	Industrial Machinery-0.7%
8,000	Eaton Corp. PLC	526,480

	Railroads-1.4%
7,300	Union Pacific Corp.	1,126,244

TOTAL INDUSTRIALS		5,371,624

INFORMATION TECHNOLOGY-10.9%
	Communications Equipment-1.3%
17,000	Cisco Systems, Inc.	413,270
10,000	QUALCOMM, Inc.	610,800

		1,024,070
	Computer Hardware-4.1%
4,300	Apple, Inc.	1,703,144
8,000	International Business Machines Corp.	1,528,880

		3,232,024
	Computer Storage & Peripherals-0.4%
14,000	EMC Corp.	330,680

	Internet Software & Services-1.6%
1,400	Google, Inc., Class A(1)	1,232,518

	Semiconductor Equipment-0.5%
27,000	Applied Materials, Inc.	402,570

	Semiconductors-1.7%
17,500	Broadcom Corp., Class A	590,800
22,000	Texas Instruments, Inc.	767,140

		1,357,940
	Systems Software-1.3%
15,000	Microsoft Corp.	517,950
15,000	Oracle Corp.	460,800

		978,750

TOTAL INFORMATION TECHNOLOGY		8,558,552

Shares/Principal Amount		Value
MATERIALS-3.8%
	Diversified Chemicals-2.8%
17,000	The Dow Chemical Co.	$546,890
17,500	EI du Pont de Nemours & Co.	918,750
5,000	PPG Industries, Inc.	732,050

		2,197,690
	Fertilizers & Agricultural Chemicals-0.4%
1,800	CF Industries Holdings, Inc.	308,700

	Paper Products-0.6%
10,000	International Paper Co.	443,100

TOTAL MATERIALS		2,949,490

TELECOMMUNICATION SERVICES-2.0%
	Integrated Telecommunication Services-2.0%
10,000	AT&T, Inc.	354,000
12,000	CenturyLink, Inc.	424,200
15,000	Verizon Communications, Inc.	755,100

		1,533,300

TOTAL TELECOMMUNICATION SERVICES		1,533,300

UTILITIES-2.1%
	Electric Utilities-2.1%
10,000	Duke Energy Corp.	675,000
7,500	NextEra Energy, Inc.	611,100
7,500	The Southern Co.	330,975

		1,617,075

TOTAL UTILITIES		1,617,075

TOTAL COMMON STOCKS

(Cost $ 34,078,257)		45,182,400

EXCHANGE TRADED FUNDS-0.5%
3,500	iShares® Russell 2000® Growth Index ETF	390,285

TOTAL EXCHANGE TRADED FUNDS

(Cost $ 304,617)		390,285

PREFERRED STOCKS-2.0%
	Diversified Banks-0.4%
15,000	Wells Fargo & Co., 5.200%	351,150

	Investment Banking & Brokerage-0.6%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%	455,700

	Other Diversified Financial Services-0.7%
21,000	Bank of America Corp., Series J, 7.250%	534,450

Semi-Annual Report | June 30, 2013	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value

	Regional Banks-0.3%
10,000	The PNC Financial Services Group, Inc., 5.375%	$242,500
TOTAL PREFERRED STOCKS

(Cost $1,579,522)		1,583,800

CORPORATE BONDS-18.3%
	Automobile Manufactures-1.2%
$1,000,000	Toyota Motor Credit Corp.,
	2.250%, 12/7/2027(2)	938,613

	Communications Equipment-1.4%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,117,200

	Computer Hardware-2.8%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	516,993
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,027,549
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	636,695

		2,181,237
	Diversified Chemicals-1.2%
1,000,000	The Dow Chemical Co., 3.000%, 11/15/2022	931,362

	Health Care Equipment-0.7%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	544,936

	Health Care Services-0.7%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	520,208

	Industrial Conglomerates-1.9%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	521,897
500,000	General Electric Capital Corp., 1.273%, 3/15/2023(3)	496,601
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(2)	505,036

		1,523,534

Shares/Principal Amount		Value
	Investment Banking & Brokerage-0.7%
$500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	$541,203

	Life Sciences Tools & Services-0.6%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	464,157

	Networking Products-0.7%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	518,192

	Oil & Gas Exploration & Production-0.6%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	484,927

	Other Diversified Financial Services-3.2%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.214%, 4/1/2014(3)	1,004,267
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,046,839
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(2)	477,160

		2,528,266
	Packaged Foods & Meats-0.6%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	475,000

	Regional Banks-0.6%
500,000	PNC Bank NA, 2.950%, 1/30/2023	461,934

	REITS - Healthcare-0.7%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	524,547

	Specialty Stores-0.7%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	523,451

TOTAL CORPORATE BONDS

(Cost $13,982,119)		14,278,767

12	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.5%
	Federal National Mortgage Association- 1.2%
$917,361	Series 2012-100, Class NA,
	2.000%, 11/25/2041	$906,910
17,343	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	17,425
	Government National Mortgage Association-1.3%
1,000,000	Series 2013-88, Class LV,
	2.500%, 9/16/2026(3)	1,009,063

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $1,957,913)		1,933,398

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-1.3%
	Federal Home Loan Mortgage Corp.- 0.0%(4)
11,318	Pool E84004, 6.000%, 6/1/2016	12,002

	Federal National Mortgage Association- 1.3%
102,189	Pool 254831, 5.000%, 8/1/2023	109,920
444,035	Pool AE0375, 4.000%, 7/1/2025	468,859
429,070	Pool AD6175, 4.000%, 9/1/2025	452,929

		1,031,708

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $1,009,220)		1,043,710

U.S. GOVERNMENT AGENCY SECURITIES-3.7%
	Federal Home Loan Banks-1.3%
450,000	5.250%, 6/10/2022	536,943
500,000	1.250%, 10/25/2022(2)	471,419

		1,008,362

	Federal Home Loan Mortgage Corp.-2.4%
750,000	2.050%, 5/22/2023	701,199
750,000	3.050%, 6/27/2023	731,588
500,000	2.500%, 12/26/2025	462,830

		1,895,617

Shares/Principal Amount		Value

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $2,968,780)		$2,903,979

TAXABLE MUNICIPAL BONDS-7.1%
	Alaska-0.7%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	541,590

	Florida-0.6%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	468,138

	Michigan-1.1%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	289,478
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	559,685

		849,163
	Ohio-1.5%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	529,665
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	661,248

		1,190,913
	Pennsylvania-1.8%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	579,000
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	530,750
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	303,763

		1,413,513
	Virginia-0.7%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	561,865

Semi-Annual Report | June 30, 2013	13

Portfolio of Investments
WesMark Balanced Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value

	Wisconsin-0.7%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$556,320

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $5,114,390)		5,581,502

TAX EXEMPT MUNICIPAL BONDS-0.7%
	West Virginia-0.7%
500,000	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities), Series B, 5.000%, 4/1/2029, (NATL-RE FGIC)	517,765

TOTAL TAX EXEMPT MUNICIPAL BONDS

(Cost $504,205)		517,765

SHORT TERM INVESTMENTS-5.8%
	Mutual Funds-5.8%
4,545,199	Federated U.S.Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	4,545,199

TOTAL SHORT TERM INVESTMENTS

(Cost $4,545,199)		4,545,199

TOTAL INVESTMENTS-99.7%
(Cost $66,044,222)		77,960,805
OTHER ASSETS AND LIABILITIES- NET(5) -0.3%		245,842

NET ASSETS-100.0%		$78,206,647

(1)	Non-income producing security.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2013.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.
Note :	The categories of investments are shown as a percentage of net assets at June 30, 2013.

The following acronyms are used throughout this portfolio:

ETF	-	Exchange Traded Fund.
FGIC	-	Financial Guaranty Insurance Co.
Ltd.	-	Limited.
NATL-RE	-	Third party insurer for municipal debt securities.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
REMIC	-	Real Estate Mortgage Investment Conduit.
Sr.	-	Senior.

See Notes to Financial Statements which are an integral part of the Financial Statements.

14	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2013 (Unaudited)	WesMark Government Bond Fund

At June 30, 2013, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	42.3%

TAXABLE MUNICIPAL BONDS	22.4%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	20.1%

U.S. GOVERNMENT AGENCY SECURITIES	9.1%

U.S. TREASURY BONDS	4.5%

TAX EXEMPT MUNICIPAL BONDS	0.6%

CASH EQUIVALENTS(2)	0.6%

OTHER ASSETS AND LIABILITIES - NET (3)	0.4%

TOTAL PORTFOLIO	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Semi-Annual Report | June 30, 2013	15

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-42.3%
	Federal Home Loan Mortgage Corp.-24.4%
$490,562	Series 2003-2651, Class JB,
	5.000%, 1/15/2018, REMIC	$525,853
247,058	Series 2005-2958, Class QJ,
	4.000%, 4/15/2020, REMIC	264,997
1,389,131	Series 2005-3030, Class FL,
	0.593%, 9/15/2035, REMIC(1)	1,399,076
197,212	Series 2005-3042, Class DH,
	5.000%, 4/15/2024, REMIC	199,369
229,340	Series 2005-3051, Class MC,
	5.000%, 10/15/2024, REMIC	235,159
28,125	Series 2007-3282, Class JE,
	5.500%, 1/15/2026, REMIC	28,160
124,065	Series 2007-3342, Class FT,
	0.643%, 7/15/2037, REMIC(1)	124,600
868,335	Series 2009-3531, Class CE,
	3.000%, 1/15/2039, REMIC	903,340
335,470	Series 2009-3540, Class KF,
	1.243%, 11/15/2036, REMIC(1)	340,821
2,549,555	Series 2010-3758, Class FB,
	0.693%, 11/15/2040, REMIC(1)	2,562,008
6,165,782	Series 2011-3905, Class MP,
	2.000%, 3/15/2041, REMIC	6,228,538
2,187,901	Series 2011-3914, Class MA,
	3.000%, 6/15/2026, REMIC	2,238,859
12,663,734	Series 2012-3984, Class MA,
	2.000%, 1/15/2040, REMIC	12,653,869
6,919,978	Series 2012-3984, Class PA,
	2.000%, 12/15/2039, REMIC	6,909,937
8,588,791	Series 2012-4002, Class CA,
	2.000%, 8/15/2041, REMIC(1)	8,581,164
4,207,209	Series 2012-4005, Class PA,
	2.000%, 10/15/2041, REMIC	4,202,645
6,623,136	Series 2012-4099, Class BD,
	2.000%, 6/15/2039, REMIC	6,615,824
6,218,650	Series 2012-4145, Class YC,
	1.500%, 12/15/2027, REMIC	6,127,354
4,889,391	Series 2013-4184, Class PA,
	2.000%, 10/15/2042, REMIC	4,802,600

		64,944,173
	Federal National Mortgage Association-16.7%
3,195,424	Series 2003-44, Class Q,
	3.500%, 6/25/2033, REMIC	3,368,475
4,379,780	Series 2005-13, Class FQ,
	0.593%, 3/25/2035, REMIC(1)	4,411,669
458,984	Series 2008-12, Class D,
	4.500%, 4/25/2036, REMIC	469,330
1,710,805	Series 2011-121, Class PD,
	2.000%, 12/25/2040, REMIC	1,701,572

Shares/Principal Amount		Value
$3,131,101	Series 2011-45, Class TE,
	3.000%, 3/25/2025, REMIC	$3,243,539
5,225,084	Series 2012-103, Class CE,
	2.000%, 6/25/2039, REMIC(1)	5,193,409
4,746,783	Series 2012-103, Class NG,
	1.750%, 11/25/2041, REMIC	4,636,373
4,379,685	Series 2012-17, Class EA,
	2.000%, 3/25/2041, REMIC(1)	4,350,482
4,451,733	Series 2012-30, Class CA,
	2.000%, 10/25/2041, REMIC	4,421,033
4,370,693	Series 2012-31, Class NP,
	2.000%, 4/25/2041, REMIC	4,337,218
4,433,203	Series 2012-69, Class PH,
	2.750%, 1/25/2042, REMIC	4,552,328
3,925,488	Series 2013-10, Class NE,
	2.000%, 1/25/2042, REMIC	3,809,686

		44,495,114
	Government National Mortgage Association-1.2%
3,103,337	Series 2011-11, Class PC,
	2.000%, 4/20/2040	3,120,319

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $113,385,523)		112,559,606

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-20.1%
	Federal Home Loan Mortgage Corp.-2.2%
1,038,664	Pool C90993, 5.500%, 10/1/2026	1,122,685
912,901	Pool G30387, 5.500%, 2/1/2028	983,532
1,083,652	Pool C91349, 4.500%, 12/1/2030	1,165,747
2,413,524	Pool C91361, 4.000%, 3/1/2031	2,534,752

		5,806,716
	Federal National Mortgage Association- 17.9%
1,200,054	Pool 972080, 5.000%, 2/1/2023	1,289,310
1,668,883	Pool AM2737, 1.660%, 3/1/2023	1,638,706
962,793	Pool 255857, 5.500%, 8/1/2025	1,053,230
2,129,085	Pool 255994, 5.500%, 11/1/2025	2,337,089
3,024,450	Pool 256041, 5.500%, 12/1/2025	3,306,349
393,973	Pool 256198, 5.500%, 4/1/2026	430,423

16	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$853,738	Pool 831505, 5.500%, 4/1/2026	$933,833
1,018,449	Pool 256272, 5.500%, 6/1/2026	1,113,220
1,431,687	Pool 256275, 6.000%, 6/1/2026	1,561,236
435,838	Pool 256311, 6.000%, 7/1/2026	475,626
9,209,790	Pool MA0641, 4.000%, 2/1/2031	9,606,179
4,957,942	Pool MA0645, 4.000%, 2/1/2031	5,171,863
3,861,017	Pool MA0695, 4.000%, 4/1/2031	4,027,589
2,436,042	Pool MA0756, 4.000%, 5/1/2031	2,543,740
6,928,480	Pool MA0818, 4.000%, 8/1/2031	7,235,356
4,982,318	Pool MA1459, 3.000%, 6/1/2033	5,034,084

		47,757,833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $51,690,652)		53,564,549

U.S. GOVERNMENT AGENCY SECURITIES-9.1%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,417,084

	Federal Farm Credit Bank-1.7%
5,000,000	2.100%, 12/5/2022	4,654,630

	Federal Home Loan Mortgage Corp.-2.5%
3,000,000	2.080%, 5/22/2023	2,761,605
2,000,000	3.050%, 6/27/2023	1,950,900
2,000,000	3.000%, 12/19/2025	1,921,612

		6,634,117

	Federal National Mortgage Association-3.6%
4,879,819	2.000%, 2/25/2033	4,801,893
4,879,540	1.750%, 1/25/2042	4,726,449

		9,528,342

TOTAL U.S. GOVERNMENT AGENCY
SECURITIES

(Cost $24,996,458)		24,234,173

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bonds-4.5%
8,000,000	7.625%, 2/15/2025	12,010,000

Shares/Principal Amount		Value
TOTAL U.S. TREASURY BONDS

(cost $12,884,465)		$12,010,000

TAXABLE MUNICIPAL BONDS-22.4%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	958,531

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,134,670

	Arkansas-0.3%
1,000,000	State of Arkansas Water & Waste Disposable, General Obligation Unlimited Bonds, 3.150%, 7/1/2025	951,780

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	579,845

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,078,980
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,117,870

		2,196,850
	Illinois-2.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,115,000
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	504,745
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,123,130
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,125,340

Semi-Annual Report | June 30, 2013	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
$250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	$254,868
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	169,131
1,000,000	6.650%, 1/1/2026	1,176,420
1,000,000	Winnebago-Boone Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	1,116,140

		6,584,774

	Indiana-0.9%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	516,010
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	718,417
700,000	3.150%, 7/15/2023	654,087
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	505,222

		2,393,736

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	488,241
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	224,794
380,000	5.500%, 9/1/2023	425,509
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	346,926

		1,485,470

	Kentucky-3.5%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	528,840
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,296,529
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,678,716

Shares/Principal Amount		Value
$300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	$322,116
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	320,460
315,000	5.250%, 12/1/2025	336,073
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,065,848
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,102,050
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	571,940
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	963,410
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	545,870
500,000	5.500%, 12/1/2025	547,945

		9,279,797

	Michigan-1.3%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	633,663
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	507,262
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	328,509
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	897,031
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,091,470

		3,457,935

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	533,790

18	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Mississippi-0.1%
$240,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	$266,921

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,793,632
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,381,600

		4,175,232

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	240,289

	New Mexico-1.0%
500,000	New Mexico State Financial Authority, Revenue Bonds, 4.250%, 6/1/2024	516,685
	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds:
515,000	2.220%, 6/1/2020	486,994
1,705,000	3.600%, 6/1/2026	1,557,484

		2,561,163

	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	672,222

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,050,902

	Ohio-3.9%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,375,412
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,003,350
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,003,440
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	559,740

Shares/Principal Amount		Value
$900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	$984,834
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	557,055
1,085,000	Jackson City, Ohio, School District Unlimited General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,008,074
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	197,201
260,000	5.500%, 12/1/2022	285,144
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,032,590
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	640,726
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	753,016
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	977,922

		10,378,504

	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,082,000
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	847,755

		1,929,755

	Pennsylvania-1.1%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,026,160
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,063,560
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	929,890

		3,019,610

Semi-Annual Report | June 30, 2013	19

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
	South Carolina-0.4%
$925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	$973,923

	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	553,115
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,148,620
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,227,398

		3,929,133

	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	549,910

	West Virginia-0.1%
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	231,755

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $57,553,968)		59,536,497

TAX EXEMPT MUNICIPAL BONDS-0.6%
	Michigan-0.6%
1,640,000	Brighton Area School District General Obligation Unlimited Bonds, 4.000%, 5/1/2027	1,617,631

TOTAL TAX EXEMPT MUNICIPAL BONDS

(Cost $1,694,597)		1,617,631

SHORT TERM INVESTMENTS-0.6%
	Mutual Funds-0.6%
1,478,956	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,478,956

TOTAL SHORT TERM INVESTMENTS

(Cost $1,478,956)		1,478,956

Shares/Principal Amount	Value
TOTAL INVESTMENTS-99.6%
(Cost $263,684,619)	$265,001,412
OTHER ASSETS AND LIABILITIES- NET(3) -0.4%	998,166

NET ASSETS-100.0%	$265,999,578

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $3,417,084 or 1.3% of net assets.

(3)	Assets, other than investments in securities, less liabilities.

Note :	The categories of investments are shown as a percentage of net assets at June 30, 2013.

The following acronyms are used throughout this portfolio:

REMIC	- Real Estate Mortgage Investment Conduit.

See Notes to Financial Statements which are an integral part of the Financial Statements.

20	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2013 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2013, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
MUNICIPAL BONDS	99.0%
CASH EQUIVALENTS(2)	1.5%
OTHER ASSETS AND LIABILITES - NET(3)	(0.5%)
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.1%
1-3 Years	3.6%
3-5 Years	5.1%
5-10 Years	31.0%
10 Years or Greater	59.2%
Cash Equivalents(2)	1.5%
OTHER ASSETS AND LIABILITIES – NET(3)	(0.5%)
TOTAL	100.0%

S&P® Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
AAA	9.8%
AA	33.6%
A	27.5%
BBB	1.1%
Not rated by S&P®	27.0%
Short-Term Investments(2)	1.5%
Other Assets and Liabilities – Net(3)	(0.5%)
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
Aaa	6.1%
Aa	35.5%
A	15.1%
Baa	2.6%
Not rated by Moody’s	39.7%
Short-Term Investments(2)	1.5%
Other Assets and Liabilities – Net(3)	(0.5%)
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)

These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Semi-Annual Report | June 30, 2013	21

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-99.0%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$961,536

	Nevada-0.2%
285,000	County of Washoe, Nevada, General Obligation Limited Bonds, Series B, 3.000%, 3/1/2025	258,102

	New Jersey-0.4%
500,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 3.000%, 9/1/2025	497,965

	New Mexico-0.1%
140,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	135,017

	Ohio-3.1%
870,000	City of Marysville, Ohio, General Obligation Limited Bonds, 4.125%, 12/1/2027	874,672
500,000	City of Toledo, Ohio, Water System Revenue Bonds, 3.000%, 11/15/2026	451,835
150,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	150,000
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	355,780
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027, (NATL-RE FGIC)	509,815
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,252,834

		3,594,936
	Pennsylvania-2.1%
345,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	352,055
455,000	Jim Thorpe, Pennsylvania, School District General Obligation Limited Bonds, 3.200%, 3/15/2020	468,668
200,000	Township of Heidelberg, Pennsylvania, Revenue Bonds, 2.875%, 12/1/2027	170,576

Shares/Principal Amount		Value
$1,175,000	Upper Darby Pennsylvania School District General Obligation Unlimited Bonds, 5.000%, 5/1/2019, (NATL-RE FGIC)	$1,254,583
200,000	Wilson, Pennsylvania, School District General Obligation Limited Bonds, Series B, 4.000%, 5/15/2023	213,338

		2,459,220
	Texas-2.5%
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	549,560
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,049,220
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	398,351
455,000	3.500%, 9/1/2026	415,679
475,000	3.500%, 9/1/2027	422,413

		2,835,223
	Virginia-0.7%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	815,414

	West Virginia-89.0%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,230,103
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
365,000	4.750%, 12/1/2019	378,020
880,000	4.125%, 12/1/2030	833,298
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	844,049
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	256,625
500,000	Series A, 2.200%, 12/1/2022 Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:	473,360
470,000	Series A, 4.700%, 10/1/2016	472,524

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$815,000	Series A, 5.000%, 10/1/2022	$817,094
400,000	Series A, 4.650%, 10/1/2025	400,156
700,000	Series A, 4.650%, 3/1/2037	659,701
135,000	Series B, 4.800%, 10/1/2025	135,057
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	623,610
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	200,823
205,000	3.750%, 6/1/2025	211,806
215,000	3.850%, 6/1/2026	221,807
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	204,690
205,000	Series A, 3.600%, 10/1/2015	212,343
200,000	Series A, 3.800%, 10/1/2016	206,832
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	184,397
195,000	Series A, 2.750%, 12/1/2019	185,798
895,000	Series A, 4.400%, 8/1/2025	901,283
245,000	Series A, 3.500%, 12/1/2026	218,469
250,000	Series A, 3.600%, 12/1/2027	221,198
265,000	Series A, 3.700%, 12/1/2028	233,234
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	476,065
515,000	2.750%, 7/1/2023	468,320
500,000	4.000%, 7/1/2024	512,050
605,000	3.000%, 7/1/2025	548,572
575,000	3.100%, 7/1/2026	516,212
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.000%, 10/1/2013	55,101
150,000	3.500%, 10/1/2016	151,839
230,000	4.000%, 10/1/2020	231,660
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	237,548
490,000	Series A, 3.500%, 9/1/2027, (AGM)	476,618
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,284,108
1,000,000	Series B, 3.100%, 6/1/2025	914,440
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	246,852

Shares/Principal Amount		Value
	Hardy County, West Virginia Board of Education:
$1,285,000	2.250%, 6/1/2024	$1,136,583
1,405,000	2.450%, 6/1/2026	1,205,616
610,000	2.625%, 6/1/2028	497,675
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	144,534
135,000	Series A, 3.250%, 6/1/2023	128,161
	Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	387,564
600,000	Series A, 2.200%, 9/1/2019	577,104
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,271,279
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,071,770
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
940,000	Series A, 5.250%, 7/1/2020	967,946
500,000	Series A, 5.000%, 7/1/2030	509,780
525,000	Series A, 5.250%, 7/1/2035	528,749
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	520,940
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL- RE FGIC)	139,212
1,930,000	Series A, 5.000%, 8/1/2019, (NATL- RE FGIC)	2,019,069
500,000	Series A, 4.500%, 8/1/2022, (NATL- RE FGIC)	511,940
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	619,530
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,619,175
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,265,624

Semi-Annual Report | June 30, 2013	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount		Value
$823,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	$829,156
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,232,318
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,210,150
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,551,405
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,700,563
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023 West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):	1,037,070
1,280,000	Series B, 3.375%, 11/1/2025	1,229,248
755,000	Series B, 3.500%, 11/1/2026	710,644
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	950,627
860,000	4.750%, 6/1/2022	886,109
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	266,523
150,000	Series A, 3.000%, 8/1/2015	156,059
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,695,068
365,000	Series B, 3.375%, 10/1/2023	363,891
390,000	Series B, 3.500%, 10/1/2024	389,984
415,000	Series B, 3.625%, 10/1/2025	414,780
435,000	Series B, 3.750%, 10/1/2026	434,082

Shares/Principal Amount		Value
$2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	$1,889,075
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	581,349
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,046,080
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,663,395
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	254,550
405,000	Series A, 4.000%, 4/1/2020	443,795
300,000	Series A, 4.250%, 4/1/2023	312,528
485,000	Series A, 5.000%, 4/1/2026	542,550
150,000	Series B, 5.000%, 4/1/2016	155,329
40,000	Series B, 5.000%, 4/1/2016	41,256
2,315,000	Series B, 5.000%, 4/1/2018, (NATL- RE FGIC)	2,397,252
360,000	Series B, 3.200%, 4/1/2024	350,384
2,805,000	Series B, 5.000%, 4/1/2024, (NATL- RE FGIC)	2,904,662
375,000	Series B, 3.375%, 4/1/2025	365,910
385,000	Series B, 3.500%, 4/1/2026	375,687
400,000	Series B, 3.600%, 4/1/2027	388,556
1,000,000	Series B, 5.000%, 4/1/2029, (NATL- RE FGIC)	1,035,530
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,076,827
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,082,440
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	301,206
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	595,764
685,000	Series A, 2.000%, 11/1/2018	681,280
325,000	Series A, 3.600%, 5/1/2022	332,781
840,000	Series A, 3.200%, 11/1/2023	841,714
1,000,000	Series A, 3.800%, 11/1/2024	1,022,460

24	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2013 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
$450,000	4.125%, 7/1/2017	$494,532
450,000	4.250%, 7/1/2018	501,070
500,000	Series A, 3.000%, 7/1/2025	457,390
700,000	Series A, 3.125%, 7/1/2026	632,331
200,000	Series B, 3.000%, 7/1/2018	210,826
370,000	Series B, 4.000%, 7/1/2023	394,150
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	867,656
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	538,850
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	291,159
335,000	Series A, 3.000%, 10/1/2020	325,610
340,000	Series A, 2.550%, 10/1/2021	314,949
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	374,969
1,000,000	Series A, 5.500%, 4/1/2016, (NATL- RE)	1,116,300
500,000	Series B, 5.000%, 10/1/2021, (NATL- RE FGIC)	529,555
345,000	Series B, 5.000%, 10/1/2025	387,545
750,000	Series B, 4.125%, 10/1/2031	743,783
1,000,000	Series C, 5.000%, 10/1/2026, (NATL- RE FGIC)	1,059,110
1,275,000	Series C, 5.000%, 10/1/2027, (NATL- RE FGIC)	1,350,365
500,000	Series C, 5.000%, 10/1/2034, (AGM)	529,555
2,000,000	Series C, 5.000%, 10/1/2034, (NATL- RE FGIC)	2,118,220
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBAC)	2,040,460
250,000	Series A, 5.000%, 10/1/2028, (AMBAC)	255,423
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,172,644
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	525,180

Shares/Principal Amount		Value
$1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), 4.000%, 11/1/2025	$1,463,648
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
725,000	4.000%, 11/1/2025	760,677
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,056,390
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	922,428
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,040,710
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	510,465
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,017,980
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	541,075
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,061,300
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	670,923
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,168,920
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL- RE FGIC)	325,429
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	389,329
700,000	Series A, 3.500%, 6/1/2016, (AGM)	753,851
625,000	Series A, 3.000%, 6/1/2018	656,787
875,000	Series A, 3.000%, 6/1/2019	913,588
500,000	Series A, 4.250%, 6/1/2026, (AGM)	512,790
500,000	Series A, 4.750%, 6/1/2036, (AGM)	513,095

		102,818,967
TOTAL MUNICIPAL BONDS

(Cost $114,106,136)		114,376,380

SHORT TERM INVESTMENTS-1.5%
	Mutual Funds-1.5%
1,773,091	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,773,091

Semi-Annual Report | June 30, 2013	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2013 (Unaudited)

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS

(Cost $ 1,773,091)	$1,773,091

TOTAL INVESTMENTS-100.5%
(Cost $ 115,879,227)	116,149,471
OTHER ASSETS AND LIABILITIES- NET(1) -(0.5)%	(555,778)

NET ASSETS-100.0%	$115,593,693

(1)	Assets, other than investments in securities, less liabilities.

Note :	The categories of investments are shown as a percentage of net assets at June 30, 2013.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
ASSETS:

Investments in securities, at value (cost - see below)	$76,227,494	$300,792,805	$77,960,805	$265,001,412	$116,149,471
Cash	4,846	31,579	17,072	–	–

RECEIVABLE FOR:
Dividends and interest	22,600	332,235	318,478	1,387,342	1,060,328
Fund shares sold	3,423	29,194	3,349	53,916	–
Prepaid expenses	7,747	21,165	11,198	19,733	10,697
Total Assets	76,266,110	301,206,978	78,310,902	266,462,403	117,220,496

LIABILITIES:

PAYABLE FOR:
Investments purchased	–	–	–	–	1,273,459
Fund shares redeemed	18,298	65,245	66,468	19,851	109,928
Income distribution payable	–	–	–	352,506	194,296
Investment advisory fees	75	105	27	36	11
Fund Accounting and Administration fees	5,052	30,281	6,405	20,618	9,959
Audit and legal fees	8,591	8,591	9,583	9,583	9,787
Shareholder services fee (Note 5)	15,464	60,690	16,162	54,002	25,453
Transfer agency fees	3,670	6,124	2,852	3,872	909
Registration fees	18	–	179	622	774
Printing and postage fees	130	172	200	194	185
Trustees’ fees and expenses	1,322	578	1,443	605	956
Chief compliance officer fees	936	936	936	936	936
Other accrued liabilities and expenses	591	–	–	–	150
Total Liabilities	54,147	172,722	104,255	462,825	1,626,803
Net Assets	$76,211,963	$301,034,256	$78,206,647	$265,999,578	$115,593,693

NET ASSETS CONSIST OF :

Paid-in capital	$55,598,952	$232,353,955	$64,787,605	$264,606,511	$115,186,851
Accumulated net investment income (loss)	(311,416)	180,728	36,978	(49,270)	6,986
Accumulated net realized gain on investments	419,059	5,468,462	1,465,481	125,544	129,612
Net unrealized appreciation on investments	20,505,368	63,031,111	11,916,583	1,316,793	270,244
Net Assets	$76,211,963	$301,034,256	$78,206,647	$265,999,578	$115,593,693

Shares Outstanding, No Par Value, Unlimited
Shares Authorized	6,781,237	19,502,373	6,807,417	26,692,689	11,251,297
Net asset value, offering price & redemption price per share	$11.24	$15.44	$11.49	$9.97	$10.27
Investments, at identified cost	$55,722,126	$237,761,694	$66,044,222	$263,684,619	$115,879,227

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2013	27

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$152,575	$2,361,441	$651,510	$47	$8
Interest	–	–	449,453	3,670,881	2,101,810
Total Investment Income	152,575	2,361,441	1,100,963	3,670,928	2,101,818

EXPENSES:

Investment adviser fee (Note 5)	276,477	1,098,663	284,575	807,362	345,835
Fund Accounting and Administration fee (Note 5)	32,550	115,780	36,447	117,945	56,694
Custodian fees (Note 5)	8,007	17,271	7,522	16,805	9,398
Transfer agent fees	15,408	27,300	14,857	18,357	12,400
Trustees’ fees	7,736	17,835	7,922	16,856	9,448
Auditing fees	8,325	8,325	9,317	9,317	9,317
Chief compliance officer fees	496	496	496	496	496
Legal fees	8,736	8,736	8,736	8,736	10,445
Shareholder services fee (Note 5)	92,159	366,221	94,858	336,401	144,098
Registration fees	6,882	7,235	7,024	7,140	6,424
Printing and postage fees	3,139	3,184	3,212	3,227	3,437
Insurance premiums	2,789	12,018	3,028	11,723	4,869
Miscellaneous	1,287	5,117	1,376	5,077	1,964
Total Expenses	463,991	1,688,181	479,370	1,359,442	614,825

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(57,639)
Total waivers and reimbursements	–	–	–	–	(57,639)
Net Expenses	463,991	1,688,181	479,370	1,359,442	557,186
Net Investment Income (Loss)	(311,416)	673,260	621,593	2,311,486	1,544,632

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	419,077	5,241,912	1,467,004	125,544	73,112
Net change in unrealized appreciation (depreciation) of investments	9,215,212	31,369,015	1,744,781	(9,549,092)	(5,012,391)
Net realized and unrealized gain (loss) on investments	9,634,289	36,610,927	3,211,785	(9,423,548)	(4,939,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,322,873	$37,284,187	$3,833,378	$(7,112,062)	$(3,394,647)

* Foreign tax withholding	$828	$28,492	$5,677	–	–

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(311,416)	$(416,163)	$673,260	$1,808,694
Net realized gain on investments	419,077	4,260,288	5,241,912	16,439,011
Net change in unrealized appreciation (depreciation) on investments	9,215,212	(1,161,330)	31,369,015	12,079,543
Net increase in net assets resulting from operations	9,322,873	2,682,795	37,284,187	30,327,248

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(590,847)	(1,643,379)
From net realized capital gains	(911,206)	(3,344,060)	(990,351)	(6,200,088)
Decrease in net assets from distributions to shareholders	(911,206)	(3,344,060)	(1,581,198)	(7,843,467)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,390,793	6,334,583	7,545,773	15,341,041
Shares issued in reinvestment of distributions	416,940	1,544,826	640,858	3,126,672
Cost of shares redeemed	(3,268,774)	(7,499,325)	(14,995,002)	(29,478,995)
Net increase (decrease) resulting from beneficial interest transactions	538,959	380,084	(6,808,371)	(11,011,282)
Net Increase (Decrease) in Net Assets	8,950,626	(281,181)	28,894,618	11,472,499

NET ASSETS:
Beginning of Period	67,261,337	67,542,518	272,139,638	260,667,139
End of Period*	$76,211,963	$67,261,337	$301,034,256	$272,139,638

*Including accumulated net investment income (loss) of:	$(311,416)	–	$180,728	$98,315

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2013	29

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$621,593	$1,294,223	$2,311,486	$4,887,517
Net realized gain on investments	1,467,004	2,087,810	125,544	1,257,109
Net change in unrealized appreciation (depreciation) on investments	1,744,781	2,088,548	(9,549,092)	1,045,317
Net increase (decrease) in net assets resulting from operations	3,833,378	5,470,581	(7,112,062)	7,189,943

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(657,504)	(1,240,812)	(2,784,818)	(5,429,108)
From net realized capital gains	(113,074)	(1,448,886)	–	(517,359)
Decrease in net assets from distributions to shareholders	(770,578)	(2,689,698)	(2,784,818)	(5,946,467)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	6,832,448	10,049,295	17,299,214	33,800,634
Shares issued in reinvestment of distributions	146,713	492,879	644,959	1,378,218
Cost of shares redeemed	(2,931,405)	(6,902,235)	(13,420,697)	(21,515,111)
Net increase resulting from beneficial interest transactions	4,047,756	3,639,939	4,523,476	13,663,741
Net Increase (Decrease) in Net Assets	7,110,556	6,420,822	(5,373,404)	14,907,217

NET ASSETS:
Beginning of Period	71,096,091	64,675,269	271,372,982	256,465,765
End of Period*	$78,206,647	$71,096,091	$265,999,578	$271,372,982

*Including accumulated net investment income (loss) of:	$36,978	$72,889	$(49,270)	$424,062

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,544,632	$2,988,411
Net realized gain on investments	73,112	533
Net change in unrealized appreciation (depreciation) on investments	(5,012,391)	1,641,654
Net increase (decrease) in net assets resulting from operations	(3,394,647)	4,630,598

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,537,757)	(2,973,761)
From net realized capital gains	(11,768)	(181,168)
Decrease in net assets from distributions to shareholders	(1,549,525)	(3,154,929)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	10,548,909	22,845,389
Shares issued in reinvestment of distributions	361,251	597,056
Cost of shares redeemed	(4,747,184)	(9,661,189)
Net increase resulting from beneficial interest transactions	6,162,976	13,781,256
Net Increase in Net Assets	1,218,804	15,256,925

NET ASSETS:
Beginning of Period	114,374,889	99,117,964
End of Period*	$115,593,693	$114,374,889

*Including accumulated net investment income of:	$6,986	$111

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2013	31

Financial Highlights
WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.00	$10.09	$10.82	$8.76	$6.06	$8.88	$9.37
Income (Loss) from Investment Operations:
Net Investment Loss	(0.05)	(0.06)	(0.07)	(0.03)	(0.05)	(0.04)(3)	–
Net Realized and Unrealized Gain (Loss) on investments	1.42	0.48	0.08	2.21	2.77	(2.77)	(0.18)
Total from Investment Operations	1.37	0.42	0.01	2.18	2.72	(2.81)	(0.18)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	(0.13)	(0.51)	(0.74)	(0.12)	(0.02)	(0.01)	(0.31)
Total Distributions	(0.13)	(0.51)	(0.74)	(0.12)	(0.02)	(0.01)	(0.31)
Net Asset Value, End of Period	$11.24	$10.00	$10.09	$10.82	$8.76	$6.06	$8.88

Total Return(4)	13.76%	4.14%	0.07%	24.88%	45.00%	(31.66)%	(2.15)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.26%(5)	1.27%	1.29%	1.32%	1.42%(5)	1.38%	1.39%
Net Investment Loss	(0.84)%(5)	(0.62)%	(0.67)%	(0.36)%	(0.74)%(5)	(0.48)%	(0.45)%
Expense Waiver/Reimbursement(6)	–	–	–	–	0.06%(5)	0.16%	0.15%
Net Assets Value End of Period (000 omitted)	$76,212	$67,261	$67,543	$70,765	$54,127	$33,808	$43,680
Portfolio Turnover Rate	12%	71%	89%	101%	80%	84%	78%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Per share numbers have been calculated using the average shares method.
(4)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(5)	Ratios for periods of less than a year are annualized.
(6)	This expense decrease is reflected in both the net expense and the net investment loss ratios shown.

32	www.wesmarkfunds.com

Financial Highlights
WesMark Growth Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$13.64	$12.55	$13.45	$11.32	$8.44	$12.90	$13.84
Income (Loss) from Investment Operations:
Net Investment Income	0.04	0.09	0.06	0.04	0.08	0.07	0.07
Net Realized and Unrealized Gain (Loss) on investments	1.84	1.39	(0.89)	2.13	2.88	(4.39)	0.28
Total from Investment Operations	1.88	1.48	(0.83)	2.17	2.96	(4.32)	0.35

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.03)	(0.08)	(0.07)	(0.04)	(0.08)	(0.07)	(0.09)
From Net Realized Gain on Investments	(0.05)	(0.31)	–	–	–	(0.07)	(1.20)
Total Distributions	(0.08)	(0.39)	(0.07)	(0.04)	(0.08)	(0.14)	(1.29)
Net Asset Value, End of Period	$15.44	$13.64	$12.55	$13.45	$11.32	$8.44	$12.90

Total Return(3)	13.80%	11.75%	(6.13)%	19.23%	35.18%	(33.75)%	2.22%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.15%(4)	1.16%	1.17%	1.19%	1.24%(4)	1.25%	1.26%
Net Investment Income	0.46%(4)	0.66%	0.52%	0.35%	0.88%(4)	0.64%	0.49%
Expense Waiver/Reimbursement(5)	–	–	–	–	0.00%(4)(6)	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$301,034	$272,140	$260,667	$275,893	$230,006	$173,142	$258,407
Portfolio Turnover Rate	12%	83%	95%	87%	58%	91%	112%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.
(6)	Less than 0.005%.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2013	33

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$11.02	$10.56	$10.23	$9.31	$7.58	$10.08	$9.97
Income (Loss) from Investment Operations:
Net Investment Income	0.10	0.21	0.18	0.15	0.14	0.16	0.16
Net Realized and Unrealized Gain (Loss) on investments	0.49	0.68	0.33	0.95	1.72	(2.22)	0.26
Total from Investment Operations	0.59	0.89	0.51	1.10	1.86	(2.06)	0.42

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)	(0.20)	(0.18)	(0.18)	(0.13)	(0.16)	(0.16)
From Net Realized Gain on Investments	(0.02)	(0.23)	–	–	–	(0.28)	(0.15)
Total Distributions	(0.12)	(0.43)	(0.18)	(0.18)	(0.13)	(0.44)	(0.31)
Net Asset Value, End of Period	$11.49	$11.02	$10.56	$10.23	$9.31	$7.58	$10.08

Total Return(3)	5.32%	8.44%	5.08%	11.90%	24.81%	(21.23)%	4.19%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.26%(4)	1.27%	1.31%	1.32%	1.43%(4)	1.44%	1.41%
Net Investment Income	1.64%(4)	1.87%	1.77%	1.54%	1.82%(4)	1.74%	1.54%
Expense Waiver/Reimbursement(5)	–	–	–	–	0.01%(4)	0.10%	0.02%
Net Assets Value End of Period (000 omitted)	$78,207	$71,096	$64,675	$59,780	$51,434	$42,318	$55,969
Portfolio Turnover Rate	15%	31%	38%	59%	35%	52%	85%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.34	$10.29	$10.09	$10.09	$10.01	$9.97	$9.67
Income (Loss) from Investment Operations:
Net Investment Income	0.09	0.19	0.24	0.26	0.32	0.41	0.42
Net Realized and Unrealized Gain (Loss) on investments	(0.35)	0.09	0.23	0.04	0.09	0.05	0.30
Total from Investment Operations	(0.26)	0.28	0.47	0.30	0.41	0.46	0.72

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)	(0.21)	(0.24)	(0.26)	(0.33)	(0.42)	(0.42)
From Net Realized Gain on Investments	–	(0.02)	(0.03)	(0.04)	–	–	–
Total Distributions	(0.11)	(0.23)	(0.27)	(0.30)	(0.33)	(0.42)	(0.42)
Net Asset Value, End of Period	$9.97	$10.34	$10.29	$10.09	$10.09	$10.01	$9.97

Total Return(3)	(2.58)%	2.75%	4.71%	2.96%	4.13%	4.70%	7.68%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.01%(4)	1.01%	1.02%	1.02%	1.07%(4)	1.11%	1.10%
Net Investment Income	1.72%(4)	1.84%	2.31%	2.57%	3.46%(4)	4.19%	4.34%
Expense Waiver/Reimbursement(5)	–	–	–	–	0.00%(4)(6)	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$266,000	$271,373	$256,466	$255,299	$238,343	$204,748	$200,422
Portfolio Turnover Rate	15%	56%	69%	60%	42%	24%	35%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.
(6)	Less than 0.005%.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2013	35

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.72	$10.56	$10.15	$10.31	$10.02	$10.39	$10.35
Income (Loss) from Investment Operations:
Net Investment Income	0.14	0.30	0.33	0.35	0.32	0.35	0.34
Net Realized and Unrealized Gain (Loss) on investments	(0.45)	0.18	0.42	(0.15)	0.29	(0.37)	0.04
Total from Investment Operations	(0.31)	0.48	0.75	0.20	0.61	(0.02)	0.38

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.14)	(0.30)	(0.33)	(0.34)	(0.32)	(0.35)	(0.34)
From Net Realized Gain on Investments	0.00(3)	(0.02)	(0.01)	(0.02)	–	–	–
Total Distributions	(0.14)	(0.32)	(0.34)	(0.36)	(0.32)	(0.35)	(0.34)
Net Asset Value, End of Period	$10.27	$10.72	$10.56	$10.15	$10.31	$10.02	$10.39

Total Return(4)	(2.91)%	4.53%	7.52%	1.94%	6.13%	(0.12)%	3.78%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.97%(5)	0.97%	0.99%	0.97%	1.07%(5)	1.12%	1.14%
Net Investment Income	2.68%(5)	2.78%	3.24%	3.35%	3.41%(5)	3.50%	3.35%
Expense Waiver/Reimbursement(6)	0.10%(5)	0.10%	0.10%	0.10%	0.10%(5)	0.10%	0.10%
Net Assets Value End of Period (000 omitted)	$115,594	$114,375	$99,118	$86,642	$85,600	$77,436	$70,709
Portfolio Turnover Rate	6%	17%	15%	22%	7%	16%	6%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Less than $0.005 per share.
(4)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(5)	Ratios for periods of less than a year are annualized.
(6)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the

Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures –The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE,

Semi-Annual Report | June 30, 2013	37

Notes to Financial Statements

June 30, 2013 (Unaudited)

actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››

Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$70,111,782	$–	$–	$70,111,782
Exchange Traded Funds	3,178,630	–	–	3,178,630
Short Term Investments	2,937,082	–	–	2,937,082

Total	$76,227,494	$–	$–	$76,227,494

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$284,518,225	$–	$–	$284,518,225
Short Term Investments	16,274,580	–	–	16,274,580

Total	$300,792,805	$–	$–	$300,792,805

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Notes to Financial Statements

June 30, 2013 (Unaudited)

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$45,182,400	$–	$–	$45,182,400
Exchange Traded Funds	390,285	–	–	390,285
Preferred Stocks	1,583,800	–	–	1,583,800
Corporate Bonds	–	14,278,767	–	14,278,767
U.S. Government Agency - Collateralized
Mortgage Obligations	–	1,933,398	–	1,933,398
U.S. Government Agency - Mortgage
Backed Securities	–	1,043,710	–	1,043,710
U.S. Government Agency Securities	–	2,903,979	–	2,903,979
Taxable Municipal Bonds	–	5,581,502	–	5,581,502
Non-Taxable Municipal Bonds	–	517,765	–	517,765
Short Term Investments	4,545,199	–	–	4,545,199

Total	$51,701,684	$26,259,121	$–	$77,960,805

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized
Mortgage Obligations	$–	$112,559,606	$–	$112,559,606
U.S. Government Agency - Mortgage
Backed Securities	–	53,564,549	–	53,564,549
U.S. Government Agency Securities	–	24,234,173	–	24,234,173
U.S. Treasury Bonds	–	12,010,000	–	12,010,000
Taxable Municipal Bonds	–	59,536,497	–	59,536,497
Non-Taxable Municipal Bonds	–	1,617,631	–	1,617,631
Short Term Investments	1,478,956	–	–	1,478,956

Total	$1,478,956	$263,522,456	$–	$265,001,412

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Municipal Bonds	$–	$114,376,380	$–	$114,376,380
Short Term Investments	1,773,091	–	–	1,773,091

Total	$1,773,091	$114,376,380	$–	$116,149,471

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2013. Thus a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Semi-Annual Report | June 30, 2013	39

Notes to Financial Statements

June 30, 2013 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of, and during the six months ended, June 30, 2013, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. During the six months ended June 30, 2013, the Fund did not incur any interest or penalties. As of December 31, 2012, tax years ended January 31, 2009, the period ended December 31, 2009, and the years ended December 31, 2010, 2011, and 2012, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

40	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2013 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

Small Company Growth Fund
Shares sold	313,113	629,749
Shares issued to shareholders in payment of distributions declared	37,835	153,185
Shares redeemed	(297,173)	(751,421)

Net increase resulting from share transactions	53,775	31,513

Common shares outstanding, end of period	6,781,237	6,727,462

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

Growth Fund
Shares sold	508,582	1,137,871
Shares issued to shareholders in payment of distributions declared	42,964	228,860
Shares redeemed	(1,002,675)	(2,175,350)

Net decrease resulting from share transactions	(451,129)	(808,619)

Common shares outstanding, end of period	19,502,373	19,953,502

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

Balanced Fund
Shares sold	595,123	908,097
Shares issued to shareholders in payment of distributions declared	12,805	44,625
Shares redeemed	(254,586)	(620,416)

Net increase resulting from share transactions	353,342	332,306

Common shares outstanding, end of period	6,807,417	6,454,075

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

Government Bond Fund
Shares sold	1,686,039	3,263,580
Shares issued to shareholders in payment of distributions declared	63,040	132,875
Shares redeemed	(1,309,339)	(2,077,202)

Net increase resulting from share transactions	439,740	1,319,253

Common shares outstanding, end of period	26,692,689	26,252,949

Semi-Annual Report | June 30, 2013	41

Notes to Financial Statements

June 30, 2013 (Unaudited)

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

West Virginia Municipal Bond Fund
Shares sold	992,840	2,134,305
Shares issued to shareholders in payment of distributions declared	34,108	55,697
Shares redeemed	(447,246)	(900,387)

Net increase resulting from share transactions	579,702	1,289,615

Common shares outstanding, end of period	11,251,297	10,671,595

4. FEDERAL TAX INFORMATION AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to partnership adjustments and net operating loss. For the Fund’s most recent year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

		Increase/(Decrease)

Fund Name	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)

Small Company Growth Fund	$(416,163)	$416,163	$–

Growth Fund	$13,353	$(67,000)	$53,647

Balanced Fund	$–	$16,005	$(16,005)

Government Bond Fund	$(4,998)	$545,962	$(540,964)

West Virginia Municipal Bond Fund	$–	$(14,539)	$14,539

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $416,163.

Net investment income (loss), net realized gains (losses), and total net assets were not affected by this reclassification.

For federal income tax purposes, the following amounts apply as of June 30, 2013:

Fund Name	Cost of Investments	Gross unrealized appreciation (excess of value over tax cost)	Gross unrealized depreciation (excess of tax cost over value)	Net unrealized appreciation/ (depreciation)

Small Company Growth Fund	$55,722,126	$21,474,174	$(968,806)	$20,505,368

Growth Fund	$237,761,694	$66,241,643	$(3,210,532)	$63,031,111

Balanced Fund	$66,044,222	$12,910,198	$(993,615)	$11,916,583

Government Bond Fund	$263,684,619	$5,741,961	$(4,425,168)	$1,316,793

West Virginia Municipal Bond Fund	$115,879,227	$2,749,503	$(2,479,259)	$270,244

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for investments in REITs and discount accretion/premium amortization on debt securities.

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Notes to Financial Statements

June 30, 2013 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2012 were as follows:

	For Year Ended December 31, 2012

Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total

Small Company Growth Fund	$–	$–	$3,344,060	$3,344,060

Growth Fund	$–	$1,643,379	$6,200,088	$7,843,467

Balanced Fund	$–	$1,240,812	$1,448,886	$2,689,698

Government Bond Fund	$–	$5,478,062	$468,405	$5,946,467

West Virginia Municipal Bond Fund	$2,973,725	$5,686	$175,518	$3,154,929

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2012, the Funds most recent year end, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Other Temporary Adjustments	Accumulated Capital Gains/(Losses)

Small Company Growth Fund	$–	$–	$11,290,156	$–	$911,188

Growth Fund	$–	$98,315	$31,662,096	$–	$1,216,901

Balanced Fund	$–	$75,988	$10,171,802	$(2,751)	$111,203

Government Bond Fund	$–	$424,062	$10,865,885	$–	$–

West Virginia Municipal Bond Fund	$111	$11,687	$5,339,216	$–	$–

The Growth and Balanced Fund used capital loss carry forwards of $(3,387,341) and $(498,915), respectively, to offset taxable capital gains realized during the year end December 31, 2012.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%

Growth Fund	0.75%

Balanced Fund	0.75%

Government Bond Fund	0.60%

West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2013, the Adviser waived the following fees. This waiver may only be terminated by agreement of the Board of Trustees.

Fund Name	Adviser Fee Waiver

West Virginia Municipal Bond Fund	$57,639

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% of the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level). Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds could have compensated the distributor from

Semi-Annual Report | June 30, 2013	43

Notes to Financial Statements
June 30, 2013 (Unaudited)

the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2013, were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$8,407,386	$8,237,632
Growth Fund	31,963,021	41,407,809
Balanced Fund	10,253,814	8,672,900
Government Bond Fund	31,817,940	16,177,559
West Virginia Municipal Bond Fund	13,799,044	7,041,089

Purchases and sales of U.S. Government Securities, other than short-term securities, for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
Balanced Fund	$1,494,891	$1,000,000
Government Bond Fund	8,948,625	11,959,219

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2013, 45% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. FEDERAL TAX INFORMATION

For the year ended December 31, 2012, the most recent year end, 99.99% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2012, the most recent year end, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	83.34%

For the year ended December 31, 2012, the most recent year end, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	93.22%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds, Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund and West Virginia Municipal Bond Fund designated $3,344,060, $6,200,088, $1,448,886, $468,405 and $175,518, respectively as long-term capital gain dividends.

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Shareholder Expense Example
June 30, 2013 (Unaudited)

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WESMARK FUNDS

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,137.60	$6.68	1.26%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.55	$6.31	1.26%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,138.00	$6.10	1.15%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$1,053.20	$6.41	1.26%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.55	$6.31	1.26%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$974.20	$4.94	1.01%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$970.90	$4.74	0.97%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.98	$4.86	0.97%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund’s most recent fiscal half year expenses.

Semi-Annual Report | June 30, 2013	45

Board Review of Advisory Contract
June 30, 2013 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2013 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board met telephonically in April 2013 to discuss the materials received in connection with their consideration of the renewal of the investment advisory agreement and confirmed that no further requests for information from the Adviser were necessary at that time. Following a review and recommendation of approval by the Funds’ Independent Trustees at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2013. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and

relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the changes to the portfolio management teams for the Funds that had been implemented at the beginning of 2013. In this regard the Board noted the need for the Adviser to provide competitive compensation in order to attract and retain talented portfolio manager personnel. The Board also considered the changes in the context of research-intensive mandates of the Funds. The Board concluded it was satisfied with the changes made to the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds. The Board agreed to continue to monitor the performance and development of such teams.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board considered these arrangements in connection with its review of the agreements.

For the one year period and three year periods ended March 31, 2013, the performance of the WesMark Small Company Growth Fund, WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund and WesMark Government Bond Fund were below the median of the relevant peer groups. The WesMark Balanced Fund’s performance for the one year period ended March 31, 2013 was below the median of the relevant peer group but its performance was above the median for the peer group for the three year period

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Board Review of Advisory Contract
June 30, 2013 (Unaudited)

ended March 31, 2013. The Board reviewed the performance of the Funds for the first quarter of 2013 and noted that the WesMark Growth Fund, WesMark Small Company Growth Fund and the WesMark Government Fund were all above the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Funds’ fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund and WesMark Balanced Fund were above the median for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund was below the selected peer group and the gross investment advisory fee for the WesMark Government Bond Fund was at the median of the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Lastly, the report compared net advisory fees (fees after taking into account voluntary fee waivers) and in this context the Board considered the Adviser’s agreement to waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to many of its peers and had not experienced any rapid increase in assets. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser had made significant investments in the hiring of portfolio management personnel and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Each factor and consideration identified above may not be relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

Semi-Annual Report | June 30, 2013	47

Additional Information
June 30, 2013 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO

SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds’ file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

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Glossary of Terms
June 30, 2013 (Unaudited)

Basis points – a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Collateralized Mortgage Obligation – complex mortgage backed securities that allocate payments and prepayments from an underlying mortgage pools among holders of different classes or tranches of the CMO.

Consumer Price Index (CPI) – a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Duration – a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Fannie Mae and Freddie Mac – government sponsored entities that receive support through federal subsidies, loan or other benefits.

Quantitative Easing III (QEIII) – monetary policy implemented by the Federal Reserve in 2012 to purchase $40 billion a month of agency mortgage backed securities and also to continue extremely low rate policy until at least mid-2015.

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Mortgage Pool – a group of mortgages with similar interest rates and maturity dates “pooled together” for the issuance of a mortgage-backed security. Some mortgage-backed securities issued by Fannie Mae, Freddie Mac and Ginnie Mae are known as “pools” themselves. These are the simplest form of mortgage-backed security.

The 30-day Distribution Yield – contains an average of the past 30 days’ daily distribution yield annualized.

Investment Ratings:
Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa

Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.

	A	A

Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.

	BBB	Baa

Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

	BB	Ba

Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.

	B	B

Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Semi-Annual Report | June 30, 2013	49

Notes

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Notes

Semi-Annual Report | June 30, 2013	51

Notes

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Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to this semi-annual report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 3, 2013

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 3, 2013